Intangible and Tangible Assets - Schedule of Intangible and Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	€ 8,819	€ 6,439
Purchase and production cost, Currency translation	(46)	2
Purchase and production cost, Additions	1,367	4,131
Purchase and production cost, Change of consolidation group		1,340
Purchase and production cost, Disposals	(191)	(3,093)
Purchase and production cost, Tangible assets and leases, Ending	9,949	8,819
Accumulated depreciation and amortization of tangible assets beginning	(3,589)	(3,309)
Accumulated depreciation and amortization Currency translation	18	(1)
Accumulated depreciation and amortization Additions	(1,503)	(1,579)
Accumulated depreciation and amortization Disposals	176	1,300
Accumulated depreciation and amortization of tangible assets ending	(4,898)	(3,589)
Carrying amounts of tangible assets	5,051	5,231	€ 3,130
Purchase and production cost, Intangible Assets, Beginning	25,395	1,814
Purchase and production cost, Currency Translation	(2,140)	(69)
Purchase and production cost, Additions	226	560
Purchase and production cost, Change of consolidation group		23,604
Purchase and production cost, Disposals	(1)	(514)
Purchase and production cost, Intangible Assets, Ending	23,480	25,395
Accumulated depreciation and amortization of intangible assets beginning	(2,546)	(1,462)
Accumulated depreciation and amortization currency translation	584	5
Accumulated depreciation and amortization additions	(3,830)	(1,577)
Accumulated depreciation and amortization disposals	1	488
Accumulated depreciation and amortization of intangible assets ending	(5,791)	(2,546)
Carrying amounts of intangible assets	17,688	22,848	352
Purchase and production cost, Non-current Assets Beginning	34,214	8,253
Purchase and production cost, Currency translation	(2,185)	(67)
Purchase and production cost, Additions	1,593	4,691
Purchase and production cost, Change of consolidation group		24,944
Purchase and production cost, Disposals	(193)	(3,607)
Purchase and production cost, Non-current Assets Ending	33,429	34,214
Accumulated depreciation and amortization of noncurrent assets beginning	(6,135)	(4,771)
Accumulated depreciation and amortization of noncurrent assets currency translation	601	(4)
Accumulated depreciation and amortization of noncurrent assets additions	(5,333)	(3,156)
Accumulated depreciation and amortization of noncurrent assets disposals	177	1,788
Accumulated depreciation and amortization of noncurrent assets ending	(10,689)	(6,135)
Total non-current assets	22,740	28,079	3,482
Operating and Business Equipment [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	3,647	4,104
Purchase and production cost, Currency translation	(46)	2
Purchase and production cost, Additions	548	1,294
Purchase and production cost, Change of consolidation group		1,340
Purchase and production cost, Disposals	(191)	(3,093)
Purchase and production cost, Tangible assets and leases, Ending	3,958	3,647
Accumulated depreciation and amortization of tangible assets beginning	(2,492)	(3,309)
Accumulated depreciation and amortization Currency translation	18	(1)
Accumulated depreciation and amortization Additions	(276)	(482)
Accumulated depreciation and amortization Disposals	176	1,300
Accumulated depreciation and amortization of tangible assets ending	(2,574)	(2,492)
Carrying amounts of tangible assets	1,385	1,155	795
Right-of-use Leasing Properties [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	3,560	1,768
Purchase and production cost, Currency translation
Purchase and production cost, Additions	653	1,792
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals
Purchase and production cost, Tangible assets and leases, Ending	4,213	3,560
Accumulated depreciation and amortization of tangible assets beginning	(505)
Accumulated depreciation and amortization Currency translation
Accumulated depreciation and amortization Additions	(722)	(505)
Accumulated depreciation and amortization Disposals
Accumulated depreciation and amortization of tangible assets ending	(1,227)	(505)
Carrying amounts of tangible assets	2,986	3,055	1,768
Right-of-use Leasing Tangible Assets [Member]
Statement Line Items [Line Items]
Purchase and production cost, Tangible assets and leases, Beginning	1,612	567
Purchase and production cost, Currency translation
Purchase and production cost, Additions	166	1,045
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals
Purchase and production cost, Tangible assets and leases, Ending	1,778	1,612
Accumulated depreciation and amortization of tangible assets beginning	(592)
Accumulated depreciation and amortization Currency translation
Accumulated depreciation and amortization Additions	(505)	(592)
Accumulated depreciation and amortization Disposals
Accumulated depreciation and amortization of tangible assets ending	(1,098)	(592)
Carrying amounts of tangible assets	5,051	1,020	567
Software and Licences [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	206	446
Purchase and production cost, Currency Translation	(2)
Purchase and production cost, Additions	25	20
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals	(1)	(260)
Purchase and production cost, Intangible Assets, Ending	227	206
Accumulated depreciation and amortization of intangible assets beginning	(190)	(427)
Accumulated depreciation and amortization currency translation	2
Accumulated depreciation and amortization additions	(14)	(21)
Accumulated depreciation and amortization disposals	1	258
Accumulated depreciation and amortization of intangible assets ending	(201)	(190)
Carrying amounts of intangible assets	27	16	19
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	24,474	1,101
Purchase and production cost, Currency Translation	(2,138)	(69)
Purchase and production cost, Additions		92
Purchase and production cost, Change of consolidation group		23,604
Purchase and production cost, Disposals		(254)
Purchase and production cost, Intangible Assets, Ending	22,336	24,474
Accumulated depreciation and amortization of intangible assets beginning	(2,356)	(1,035)
Accumulated depreciation and amortization currency translation	582	5
Accumulated depreciation and amortization additions	(3,816)	(1,556)
Accumulated depreciation and amortization disposals		230
Accumulated depreciation and amortization of intangible assets ending	(5,590)	(2,356)
Carrying amounts of intangible assets	16,746	22,118	66
Intangible Assets Under Development [Member]
Statement Line Items [Line Items]
Purchase and production cost, Intangible Assets, Beginning	715	267
Purchase and production cost, Currency Translation
Purchase and production cost, Additions	201	448
Purchase and production cost, Change of consolidation group
Purchase and production cost, Disposals
Purchase and production cost, Intangible Assets, Ending	916	715
Accumulated depreciation and amortization of intangible assets beginning
Accumulated depreciation and amortization currency translation
Accumulated depreciation and amortization additions
Accumulated depreciation and amortization disposals
Accumulated depreciation and amortization of intangible assets ending
Carrying amounts of intangible assets	€ 916	€ 715	€ 267